Consolidated Segment Data (Details) - Schedule of Total Non-Current Assets by Geographical Segment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Consolidated Segment Data (Details) - Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	$ 14,694,356	$ 25,903,910
Hong Kong and Macau [Member]
Consolidated Segment Data (Details) - Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	3,289,170	11,234,176
Thailand [Member]
Consolidated Segment Data (Details) - Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	10,472,012	14,223,714
Other countries [Member]
Consolidated Segment Data (Details) - Schedule of Total Non-Current Assets by Geographical Segment [Line Items]
Total non-current assets	$ 933,174	$ 446,020